OTHER LONG TERM LIABILITIES	12 Months Ended
Feb. 28, 2013
OTHER LONG TERM LIABILITIES [Abstract]
OTHER LONG TERM LIABILITIES

12. OTHER LONG TERM LIABILITIES

        Other long term liabilities are apportioned as follows:

	February 28, 2013	February 29, 2012
Warranty accrual	252	418
Deferred Revenue	531	645

Total Other Long Term Liabilities	783	1,063